Transaction Accounting Adjustments - Schedule of Adjustment to Research and Development Expense (Details) - Transaction Accounting Adjustment [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Change in Accounting Estimate [Line Items]
Total adjustment	$ (79)	$ 2,849
Research and Development Expense [Member]
Change in Accounting Estimate [Line Items]
Elimination of historical stock-based compensation expense for AnHeart pre-combination awards	(348)	(1,406)
To record incremental salary expense	129	515
To record stock-based compensation expense for the Nuvation Bio Assumed Options and RSUs attributable to post-combination services	$ 140	$ 3,740